The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio. (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Interest rate [Member] | VaR [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 14,475	R$ 10,088
Interest rate [Member] | Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	42,853	17,594
Exchange rate [Member] | VaR [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	55,174	27,428
Exchange rate [Member] | Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	46,165	31,810
Commodity price (Commodities) [Member] | VaR [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	1,968	545
Commodity price (Commodities) [Member] | Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	4,165	375
Var Internal Model Regulatory Portfolio Equities [Member] | VaR [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	8,114	888
Var Internal Model Regulatory Portfolio Equities [Member] | Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	7,639	1,465
Var Internal Model Regulatory Portfolio Correlation Diversification Effect [Member] | VaR [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(16,641)	(8,223)
Var Internal Model Regulatory Portfolio Correlation Diversification Effect [Member] | Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(30,723)	(10,557)
Var Internal Model Regulatory Portfolio Var At The End Of The Year [Member] | VaR [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	63,090	30,727
Var Internal Model Regulatory Portfolio Var At The End Of The Year [Member] | Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	70,099	40,686
Var Internal Model Regulatory Portfolio Average Var In The Year [Member] | VaR [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	46,747	42,536
Var Internal Model Regulatory Portfolio Average Var In The Year [Member] | Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	79,158	78,238
Minimum VaR in the year [Member] | VaR [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	33,170	16,387
Minimum VaR in the year [Member] | Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	41,474	27,433
Var Internal Model Regulatory Portfolio Maximum Var In The Year [Member] | VaR [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	83,049	78,527
Var Internal Model Regulatory Portfolio Maximum Var In The Year [Member] | Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	192,318	129,975
Var Internal Model Trading Portfolio Fixed Rates [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	1,498	1,693
IGPM/IPCA [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	3,629	2,008
Var Internal Model Trading Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	38	21
Var Internal Model Trading Portfolio Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	1,854	951
Var Internal Model Trading Portfolio Sovereigneurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	1,964	450
Var Internal Model Trading Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	3,524	3,049
Var Internal Model Trading Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	1,439	2,828
Correlation/diversification effect [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(8,252)	(7,404)
VaR at the end of the year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	5,694	3,596
Average VaR in the year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	9,391	6,903
Var Internal Model Trading Portfolio Minimum Var In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	4,661	3,404
Maximum VaR in the year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 16,355	R$ 14,044